Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Cash flows from (used in) operating activities
Loss for the year	$ (15,043,857)	$ (15,009,920)	$ (7,836,754)
Items not affecting cash
Allowance for credit losses	95,153	8,940	333,929
Depreciation	1,219,223	661,958	437,263
Share-based payments	3,645,893	5,771,475	2,098,761
Accretion and accrued interest	826,584	(7,034)	168,029
Amortization of deferred financing fees	0	416,738	628,483
Write down of assets	250,832	607,579	45,679
Other income	(72,867)	(365,278)	0
Foreign exchange loss	30,897	65,117	193,798
Total items not affecting cash	(9,048,142)	(7,850,425)	(3,930,812)
Changes in non-cash items:
Accounts receivable	(7,333,292)	1,478,425	(3,492,997)
Sales tax receivable	(44,019)	2,244	(58,362)
Inventory	(8,940,692)	(20,864,478)	(8,757,529)
Prepaids and deposits	172,935	(73,373)	(401,063)
Finance lease receivables	425,383	287,947	22,771
Accounts payable and accrued liabilities	5,816,192	192,973	272,318
Deferred revenue	3,158,930	6,389,707	(301,152)
Warranty liability	1,034,766	93,232	254,604
Total cash flows from (used in) operating activities	(14,757,939)	(20,343,748)	(16,392,222)
Cash flows from (used in) investing activities
Proceeds from disposal of property and equipment, net of fees	874,184	0	0
Purchase of property and equipment	(355,993)	(536,093)	(352,682)
Lion truck body business combination	(215,000)	0	0
Total cash flows from (used in) investing activities	303,191	(536,093)	(352,682)
Cash flows from (used in) financing activities
Paycheck protection program proceeds	0	0	361,900
Repayment of loans payable to related parties	0	0	(2,803,863)
Loans from related parties	3,043,734	0	137,074
Proceeds from (repayment of) line of credit	845,853	5,766,379	(5,469,944)
Proceeds from promissory note	15,055	0	0
Principal payments on promissory note	0	(346,166)	(58,030)
Principal payments on lease liabilities	(394,580)	(266,042)	(272,467)
Proceeds from issuance of common shares	4,895,826	0	37,700,000
Repayment of note payable and convertible debentures, net of conversion	0	0	(10,574)
Repayment of other liabilities	(8,566)	0	0
Equity offering costs	(216,803)	(27,329)	(2,948,718)
Proceeds from exercise of stock options	8,761	1,226,259	302,886
Proceeds from exercise of warrants	0	6,311,673	4,585,367
Total cash flows from (used in) financing activities	8,189,280	12,664,774	31,523,631
Foreign exchange on cash and restricted cash	(22,452)	(104,559)	(22,384)
Net increase (decrease) in cash and restricted cash	(6,287,920)	(8,319,626)	14,756,343
Cash and restricted cash, beginning of year	6,888,322	15,207,948	451,605
Cash and restricted cash, end of year	$ 600,402	$ 6,888,322	$ 15,207,948